Allowance for credit losses - Schedule of allowance for credit loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 210,989	$ 33,887
Current period decrease in provision for expected credit losses	(25,851)	(362)
Allowance for credit losses at end of period	185,138	$ 33,525
Investment in finance leases
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	10,168
Current period decrease in provision for expected credit losses	(213)
Allowance for credit losses at end of period	9,955
Notes receivable
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	200,343
Current period decrease in provision for expected credit losses	(25,411)
Allowance for credit losses at end of period	174,932
Loans receivable
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	478
Current period decrease in provision for expected credit losses	(227)
Allowance for credit losses at end of period	$ 251